S-K 1602(c) Dilution	3 Months Ended
Mar. 31, 2025 USD ($) $ / shares shares
Without Over- Allotment [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.07
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.93
Net Tangible Book Value	$ (357,935)
Net Tangible Book Value Adjusted	$ 106,376,276
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,216,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	15,041,667
Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.42
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.58
Net Tangible Book Value	$ (357,935)
Net Tangible Book Value Adjusted	$ 78,876,276
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,216,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	12,291,667
Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.38
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.62
Net Tangible Book Value	$ (357,935)
Net Tangible Book Value Adjusted	$ 51,376,276
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,216,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	9,541,667
Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.52
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.48
Net Tangible Book Value	$ (357,935)
Net Tangible Book Value Adjusted	$ 23,876,276
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,216,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	6,791,667
Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.9)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 10.9
Net Tangible Book Value	$ (357,935)
Net Tangible Book Value Adjusted	$ (3,623,724)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,216,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	4,041,667
Without Over- Allotment [Member] | Public Units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.15
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.5
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.46
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.6
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.82)
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 110,920,000
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	110,920,000
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	110,920,000
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	110,920,000
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	110,920,000
Without Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	330,711
Without Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	330,711
Without Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	330,711
Without Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	330,711
Without Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	330,711
Without Over- Allotment [Member] | Deferred underwriting commissions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,400,000)
Without Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,400,000)
Without Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,400,000)
Without Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,400,000)
Without Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,400,000)
Without Over- Allotment [Member] | Over-allotment liability [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(116,500)
Without Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(116,500)
Without Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(116,500)
Without Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(116,500)
Without Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(116,500)
Without Over- Allotment [Member] | Amounts paid for redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Without Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(27,500,000)
Without Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(55,000,000)
Without Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(82,500,000)
Without Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (110,000,000)
Without Over- Allotment [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(550,000)
Without Over- Allotment [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(550,000)
Without Over- Allotment [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(550,000)
Without Over- Allotment [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(550,000)
Without Over- Allotment [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(550,000)
Without Over- Allotment [Member] | Ordinary Shares Offered [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	11,000,000
Without Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	11,000,000
Without Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	11,000,000
Without Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	11,000,000
Without Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	11,000,000
Without Over- Allotment [Member] | Private Placement Shares [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	375,000
Without Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	375,000
Without Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	375,000
Without Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	375,000
Without Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	375,000
Without Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares
Without Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(2,750,000)
Without Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(5,500,000)
Without Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(8,250,000)
Without Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(11,000,000)
With Over- Allotment [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.08
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.92
Net Tangible Book Value	$ (357,935)
Net Tangible Book Value Adjusted	$ 122,332,776
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,216,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	17,274,667
With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.43
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.57
Net Tangible Book Value	$ (357,935)
Net Tangible Book Value Adjusted	$ 90,707,776
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,216,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	14,112,667
With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.4
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.6
Net Tangible Book Value	$ (357,935)
Net Tangible Book Value Adjusted	$ 59,082,776
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,216,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	10,949,667
With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.53
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.47
Net Tangible Book Value	$ (357,935)
Net Tangible Book Value Adjusted	$ 27,547,776
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,216,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	7,787,167
With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.08)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.9)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 10.9
Net Tangible Book Value	$ (357,935)
Net Tangible Book Value Adjusted	$ (4,167,224)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	4,216,667
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	4,624,667
With Over- Allotment [Member] | Public Units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.16
With Over- Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.51
With Over- Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.48
With Over- Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.61
With Over- Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.82)
With Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 127,420,000
With Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	127,420,000
With Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	127,420,000
With Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	127,420,000
With Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	127,420,000
With Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	330,711
With Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	330,711
With Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	330,711
With Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	330,711
With Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	330,711
With Over- Allotment [Member] | Deferred underwriting commissions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(5,060,000)
With Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(5,060,000)
With Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(5,060,000)
With Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(5,060,000)
With Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(5,060,000)
With Over- Allotment [Member] | Over-allotment liability [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Amounts paid for redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(31,625,000)
With Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(63,250,000)
With Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(94,875,000)
With Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (126,500,000)
With Over- Allotment [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares
With Over- Allotment [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares
With Over- Allotment [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares
With Over- Allotment [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares
With Over- Allotment [Member] | Ordinary Shares Forfeited if Over-allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares
With Over- Allotment [Member] | Ordinary Shares Offered [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	12,650,000
With Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	12,650,000
With Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	12,650,000
With Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	12,650,000
With Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	12,650,000
With Over- Allotment [Member] | Private Placement Shares [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	408,000
With Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	408,000
With Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	408,000
With Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	408,000
With Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	408,000
With Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares
With Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(3,162,500)
With Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(6,325,000)
With Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(9,487,500)
With Over- Allotment [Member] | Less: Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(12,650,000)